Revenue (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Revenue by Segment and Asset

Revenue by segment and asset

	2026	2025	2024
	US$M	US$M	US$M
Escondida	17,054	13,177	10,013
Pampa Norte	2,857	2,726	2,375
Copper South Australia	6,011	4,655	4,085
Third-party products	2,996	1,845	2,021
Other	113	127	72
Total Copper[1]	29,031	22,530	18,566
Western Australia Iron Ore	23,726	22,767	27,805
Third-party products	19	28	25
Other	138	124	122
Total Iron Ore	23,883	22,919	27,952
BHP Mitsubishi Alliance[2]	3,876	3,422	5,873
New South Wales Energy Coal	1,714	1,624	1,793
Total Coal[3]	5,590	5,046	7,666
Group and unallocated items[4]	256	767	1,474
Total revenue	58,760	51,262	55,658

1.
Total Copper revenue includes: copper US$24,485 million (2025: US$19,400 million; 2024: US$16,107 million) and other US$4,546 million (2025: US$3,130 million; 2024: US$2,459 million). Other consists of gold, silver, uranium, zinc and molybdenum.
2.
Includes Blackwater and Daunia revenue until their divestment on 2 April 2024.
3.
Total Coal revenue includes: steelmaking coal US$3,804 million (2025: US$3,394 million; 2024: US$5,793 million) and energy coal US$1,786 million (2025: US$1,652 million; 2024: US$1,873 million).
4.
Group and unallocated items revenue includes: Western Australia Nickel, which transitioned into temporary suspension in December 2024, of US$245 million (2025: US$758 million; 2024: US$1,473 million) and other revenue US$11 million (2025: US$9 million; 2024: US$1 million).